Average Annual Total Returns{- Franklin Real Estate Securities Fund} - Franklin Real Estate Securities Fund-Franklin Real Estate Securities Fund-20 - Franklin Real Estate Securities Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class R6 Return Before Taxes Past 1 year	Class R6 Return Before Taxes Past 5 years	Class R6 Return Before Taxes Since Inception		Advisor Class Return Before Taxes Past 1 year	Advisor Class Return Before Taxes Past 5 years	Advisor Class Return Before Taxes Past 10 years	MSCI US IMI Real Estate 25/50 Index (index reflects no deduction for fees, expenses or taxes) Past 1 year		MSCI US IMI Real Estate 25/50 Index (index reflects no deduction for fees, expenses or taxes) Past 5 years		MSCI US IMI Real Estate 25/50 Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	20.15%	4.93%	10.49%	15.47%	2.73%	9.12%	14.56%	3.29%	8.24%	25.24%	5.33%	10.28%	27.67%	6.60%	7.56%	[1]	27.48%	6.38%	11.40%	29.03%	[2]	8.10%	[2]	12.16%	[2]

[1]	1. Since inception May 1, 2013.
[2]	2. The inception date of the MSCI US IMI Real Estate 25/50 Index was September 1, 2016; however, the performance prior to its inception has been calculated by MSCI for purposes of the table above.